Income Taxes	12 Months Ended
Jan. 31, 2021
Income Taxes
13.	INCOME TAXES
The following table presents domestic and foreign components of loss before income taxes for the years ended January 31, 2021 and 2020:

	2021	2020
Domestic	$(25,222,388)	$(53,088,950)
Foreign	(905,108)	(727,371)

	$(26,127,496)	$(53,816,321)

The Company did not pay any income taxes for the years ended January 31, 2021 and 2020.
Significant components of the Company’s deferred income tax assets and liabilities as of January 31, 2021 and 2020, are as follows:

Deferred Tax Assets:	2021	2020
Net operating loss carryforwards	$38,650,103	$36,165,188
Accruals and reserves	96,320	100,532
Stock-based compensation	278,581	189,254
Research and development credits	10,986	6,283

Gross deferred assets	39,035,990	36,461,257
Valuation allowance	(38,051,098)	(35,711,205)

Net Deferred Tax Assets	984,892	750,052
Deferred Tax Liabilities:
Property and equipment	$(1,020,408)	$ (740,321)
Intangible assets	35,516	(9,731)

Total Deferred Tax Liabilities	(984,892)	(750,052)

Total Net Deferred Tax Assets	$—	$—

The effective tax rate differs from the statutory rate, primarily due to the Company’s history of incurring losses, which have not been benefited, the foreign rate differential related to subsidiary earnings, and other permanent differences.

	Year Ended January 31, 2021			Year Ended January 31, 2020
Component	Gross	Tax Effected	Rate Impact	Gross	Tax Effected	Rate Impact
Total pre-tax book income	$(26,127,496)	$(5,486,531)	22%	$(53,816,321)	$(11,218,494)	21%
State and local income taxes	(145,832)	(115,207)	0%	(3,942,953)	(3,114,933)	5%
Permanent differences	2,049,631	430,423	-2%	8,081,437	1,697,102	-3%
Rate differential	(26,194,435)	(117,749)	0%	(53,174,838)	209,245	0%
Return to provision true up	2,949,170	2,949,170	-11%	—	—	0%
Change in valuation allowance	2,339,894	2,339,894	-9%	12,427,880	12,427,880	-23%

Total:		$—	0%		$800	0%

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the net U.S. federal and state deferred tax assets have been fully offset by a valuation allowance. The net change in the total valuation allowance was an increase of approximately $2,339,894 and $12,427,880 for the years ended January 31, 2021 and 2020.
As of January 31, 2021, the Company had net operating loss carryforwards for federal income tax purposes of $153,292,553, which expire beginning in the year 2033, and federal research and development tax credits of $2,328,063, which expire beginning in the year 2035. There are $111,790,267 of indefinite-lived federal net operating loss carryforwards, which are included in the total federal net operating loss carryforwards as of January 31, 2021.
As of January 31, 2021, the Company had net operating loss carryforwards for state income tax purposes of $87,501,875, which expire beginning in the year 2033, and state research and development tax credits of $2,344,146, which do not expire.
Utilization of the net operating losses and credits may be subject to substantial annual limitation due to federal and state ownership change limitations provided by the Internal Revenue Code and similar state provisions. Such annual limitations could result in the expiration of the net operating losses and credits before their utilization. The Company has not performed a Section 382 analysis to determine if a change occurred and whether the use of net operating loss carryforwards and credits carryforwards will be limited to offset future taxable income. For financial statement purposes, the Company has included the federal and state net operating losses and credits in the deferred tax assets with a full valuation allowance.
As of January 31, 2021, the Company had unrecognized tax benefits of $4,672,209. No amount of unrecognized tax benefits would affect the effective tax rate because any tax benefits that, if recognized, would result in adjustments to a related deferred tax asset that are offset by a valuation allowance.

Beginning balance at 2/1/2020	$4,672,209
Current year increase(decrease)	—
Prior year adjustment - increase(decrease)	—

Ending balance at 1/31/2021	$4,672,209

The Company files U.S. federal income tax returns as well as income tax returns in California, Australia, and the United Kingdom. As of January 31, 2021, the tax years 2013 through the current period remain open to examination by the major jurisdictions in which the Company is subject to tax. Fiscal years outside the normal statute of limitation remain open to audit by tax authorities due to tax attributes generated in those early years, which have been carried forward and may be audited in subsequent years when utilized. The Company is not currently subject to U.S. federal, state, or
non-U.S.
income tax examinations by any tax authorities.